THE ALGER RETIREMENT FUND

    SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE PROSPECTUS DATED MAY 30, 2001


THE MANAGER'S ADDRESS UNDER THE HEADING "MANAGEMENT AND ORGANIZATION" ON PAGE 8 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302

THE PARAGRAPH UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGE 8 OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is the key strategist for all portfolios, overseeing the investments of each portfolio. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the portfolios prior to 1995. Dan C. Chung, David Hyun and Alison Barbi are the individuals responsible for the day-to-day management of portfolio investments and have served in that capacity since September 2001. Mr. Chung, manager of the Small Cap, MidCap Growth and Socially Responsible Growth Portfolios and co-manager of the Balanced and Growth Portfolios since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President and portfolio manager since 2000 and as Chief Investment Officer since September 2001. Mr. Hyun, manager of the Capital Appreciation Portfolio and co-manager of the Growth Portfolio since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Portfolio, has been employed by the Manager since September 2001, as a Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

THE FUND'S ADDRESS ON THE BACK COVER OF THE PROSPECTUS IS HEREBY AMENDED TO READ AS FOLLOWS:

The Alger Retirement Fund
30 Montgomery Street
Jersey City, NJ 07302

                            THE ALGER RETIREMENT FUND

       SUPPLEMENT DATED SEPTEMBER 26, 2001 TO THE STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 30, 2001


THE FIRST SENTENCE OF THE FOURTH PARAGRAPH ON PAGE 1 (TABLE OF CONTENTS PAGE) IS AMENDED TO READ AS FOLLOWS:

A Prospectus for the Fund dated May 30, 2001, which provides the basic information investors should know before investing, may be obtained without charge by writing the Fund at 30 Montgomery Street, Jersey City, NJ 07302 or calling (800) 992-3362.

THE LAST SENTENCE OF THE THIRD PARAGRAPH UNDER THE HEADING "PURCHASES AND REDEMPTIONS" ON PAGE 15 IS HEREBY AMENDED TO READ AS FOLLOWS:

Each of the officers of the Fund and Fred M. Alger, III, who is also Chairman of the Board of Trustees of the Fund, are "affiliated persons" as defined in the Act, of the Fund and of Alger Inc.

THE LAST 3 SENTENCES OF THE PARAGRAPH UNDER THE HEADING "TRUSTEES AND OFFICERS OF THE FUND" ON PAGE 17 ARE HEREBY AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is an "interested person" of the Fund, as defined in the Act. Unless otherwise noted, the address of each person named below is 30 Montgomery Street, Jersey City, NJ 07302.

WITH RESPECT TO THE TABLE ON PAGE 17 UNDER THE HEADING "MANAGEMENT", FRED M. ALGER, III IS ALSO PRESIDENT OF ASSOCIATES, ALGER INC., ALGER MANAGEMENT, PROPERTIES, SERVICES, AGENCY, INTERNATIONAL AND ARI. IN ADDITION, THE LISTING FOR DAVID D. ALGER IS DELETED.

THE SECOND SENTENCE OF THE FINAL PARAGRAPH UNDER THE HEADING "INVESTMENT MANAGER" ON PAGE 19 IS AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III who holds in excess of 25% of the outstanding voting securities of Associates, may be deemed to control that company and its subsidiaries.

THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE HEADING "CERTAIN SHAREHOLDERS" ON PAGE 21 IS AMENDED TO READ AS FOLLOWS:

Fred M. Alger, III is a controlling shareholder of Associates and may be deemed to control that company and its subsidiaries, including Alger Management.

THE SECOND SENTENCE OF THE SECOND PARAGRAPH UNDER THE HEADING "CERTAIN SHAREHOLDERS" ON PAGE 21 IS AMENDED TO READ AS FOLLOWS:

Unless otherwise noted, the address of each owner is 30 Montgomery Street, Jersey City, NJ 07302.

THE LISTING UNDER THE HEADING "INVESTMENT MANAGER" ON THE BACK COVER IS AMENDED TO READ AS FOLLOWS:

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302